STOCKHOLDERS? EQUITY - Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended
	Mar. 31, 2019	Jul. 31, 2017	Apr. 30, 2017	Oct. 31, 2019	May 31, 2019	Apr. 25, 2019	Jan. 31, 2019	Jan. 31, 2018
Proceeds from the issuance of common stock, net of issuance costs				$ 7,200
Common stock, par value				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Aggregate offering price				450,000,000			450,000,000	450,000,000
Private placement
Number of shares issued	1,745,800	5,500,000	6,410,258
Proceeds from the issuance of common stock, net of issuance costs	$ 3,600	$ 1,900	$ 4,400
Share price (in dollars per share)	$ 0.09	$ 0.36	$ 0.78
Sales Agreement | JonesTrading
Number of shares issued				4,747,812
Proceeds from the issuance of common stock, net of issuance costs				$ 3,600
Common stock, par value					$ 0.001
Aggregate offering price					8,500,000